PIMCO ETF Trust

Supplement Dated December 13, 2011 to the
PIMCO Australia Bond Index Fund, PIMCO Canada Bond Index Fund and PIMCO
Germany Bond Index Fund Prospectus (dated October 27, 2011) (the "Prospectus"), as supplemented from time to time

Disclosure Related to the Duration of the Funds

PIMCO Australia Bond Index Fund

Effective immediately, the fourth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Australia Bond Index Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of October 31, 2011 was 4.21 years.

PIMCO Canada Bond Index Fund

In addition, effective immediately, the fourth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Canada Bond Index Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of November 30, 2011 was 8.73 years.

PIMCO Germany Bond Index Fund

Additionally, effective immediately, the fourth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Germany Bond Index Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of November 30, 2011 was 4.06 years.